Document and Entity Information	May 01, 2024
Prospectus:
Document Type	497
Document Period End Date	May 01, 2024
Entity Registrant Name	MORGAN STANLEY MORTGAGE SECURITIES TRUST
Entity Central Index Key	0000806564
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 01, 2024
Document Effective Date	May 01, 2024
Prospectus Date	Feb. 28, 2024
Morgan Stanley Mortgage Securities Trust | A
Prospectus:
Trading Symbol	MTGAX
Morgan Stanley Mortgage Securities Trust | B
Prospectus:
Trading Symbol	MTGBX
Morgan Stanley Mortgage Securities Trust | L
Prospectus:
Trading Symbol	MTGCX
Morgan Stanley Mortgage Securities Trust | I
Prospectus:
Trading Symbol	MTGDX
Morgan Stanley Mortgage Securities Trust | Class C
Prospectus:
Trading Symbol	MSMTX
Morgan Stanley Mortgage Securities Trust | Class R6
Prospectus:
Trading Symbol	MORGX